Statement of Financial Position (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and Cash Equivalents	$ 23,050	$ 7,492	$ 13,658	$ 8
Total Current Assets	23,050	7,492	13,658	8
Website Development Costs	6,233	6,981	8,325	0
Total Assets	29,283	14,473	21,983	8
Current Liabilities
Accounts Payable and Accrued Liabilities	26,453	2,918	19,948	787
Term loan - a related party	14,464	14,146	0
Loan Payable	400	25,400	56,862	0
Total Current Liabilities	41,317	42,464	76,810	787
Term loan - a related party	46,531	45,198	0
Total Liabilities	87,848	87,662	76,810
SHAREHOLDERS' (DEFICIENCY)
Authorized: 100,000,000 common shares, par value $0.0001 Issued and Outstanding: 1,600,000 common shares	62,400	62,400	2,400	400
Additional Paid-in Capital	32,040	32,040	10,008	0
Share subscription received	50,000	0
(Deficit) Accumulated During the Development Stage	(203,005)	(167,629)	(67,235)	(1,179)
Total Shareholders' (Deficiency)	(58,565)	(73,189)	(54,827)	(779)
Total Liabilities and Shareholders' (Deficiency)	29,283	14,473	21,983	8
Online Disruptive Technologies Inc. [Member]
Current Assets
Cash and Cash Equivalents				1,578
Total Assets				1,578
Current Liabilities
Accounts Payable and Accrued Liabilities				599
Loan Payable				2,142
Total Current Liabilities				2,741
SHAREHOLDERS' (DEFICIENCY)
Authorized: 100,000,000 common shares, par value $0.0001 Issued and Outstanding: 1,600,000 common shares				200
Additional Paid-in Capital				1,800
(Deficit) Accumulated During the Development Stage				(3,163)
Total Shareholders' (Deficiency)				(1,163)
Total Liabilities and Shareholders' (Deficiency)				1,578
Relationshipscoreboard.com Entertainment Inc. [Member]
Current Assets
Cash and Cash Equivalents				8
Total Assets				8
Current Liabilities
Accounts Payable and Accrued Liabilities				787
Total Current Liabilities				787
SHAREHOLDERS' (DEFICIENCY)
Authorized: 100,000,000 common shares, par value $0.0001 Issued and Outstanding: 1,600,000 common shares				160
Additional Paid-in Capital				240
(Deficit) Accumulated During the Development Stage				(1,179)
Total Shareholders' (Deficiency)				(779)
Total Liabilities and Shareholders' (Deficiency)				$ 8